CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common stock, shares issued	1,206,126,390	1,132,361,005	939,942,783
Common stock, shares outstanding	1,206,126,390	1,132,361,005	939,942,783